Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Exchange Rates

EXCHANGE RATES

The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate		Average rate
1 US dollar equals:	30 June 2019	31 December 2018	30 June 2019	30 June 2018
Argentinean peso	42.448916	37.807879	—	20.303664
Australian dollar	1.427417	1.416593	1.411078	1.289543
Brazilian real	3.832200	3.874806	3.834084	3.366036
Canadian dollar	1.308701	1.362882	1.339411	1.274137
Colombian peso	3 915.40	3 246.70	3 217.98	2 871.14
Chinese yuan	6.870377	6.877787	6.786388	6.370323
Euro	0.878735	0.873362	0.884945	0.826887
Mexican peso	19.168357	19.682728	19.218716	18.960515
Pound sterling	0.787830	0.781249	0.771278	0.726980
Peruvian nuevo sol	3.289996	3.369998	3.337727	3.243686
South Korean won	1 156.23	1 115.40	1 143.34	1 072.49
South African rand	14.166747	14.374909	14.176131	12.124443
Turkish lira	5.769347	5.291532	5.529144	3.962502